Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	175,621
Proposed Maximum Offering Price per Unit	126.55
Maximum Aggregate Offering Price	$ 22,224,837.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,069.25
Offering Note	(1) This Registration Statement registers an additional 175,621 shares issuable under our 2019 Employee Stock Purchase Plan (the "2019 Plan"). We have previously initially registered 492,789 shares issuable under the 2019 Plan (Registration Statement No. 333-232686), and then an additional 346,763 shares issuable under the 2019 Plan (Registration Statement No. 333-270945). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of shares of common stock registered hereby is subject to adjustment to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h)(1) of the Securities Act of 1933. The price per share and aggregate offering price are based upon the average of the high and low asked prices of the Registrant's Class A Common Stock on December 22, 2025, as reported on The Nasdaq Global Select Market.